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MetLife Insurance Company of Connecticut
One City Place
185 Asylum Street 3CP
Hartford, Connecticut 06103


                                             April 30, 2008




VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re:      MetLife of CT Fund UL III for Variable Life Insurance
                  File No. 333-71349/ 811-09215
                  MetLife Corporate Owned Variable Life Insurance (Series 1 & 2) Rule 497(j) Certification
                  --------------------------------------------------------------

Commissioners:

         On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Fund UL III for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of Statement of Additional Information dated April 28, 2008 and being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 12 for the Account filed electronically with the Commission on April 7, 2008.

                                             Sincerely,

                                             /s/ Gina C. Sandonato

                                             Gina C. Sandonato, Esq.
                                             Senior Counsel
                                             Metropolitan Life Insurance Company